UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nelson Peltz
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  28-11639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nelson Peltz
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-451-3000
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Signature, Place, and Date of Signing:

   /S/NELSON PELTZ              New York, New York            8/14/06
   ------------------------   ------------------------------  -------
  [Signature]                   [City, State]                 [Date]



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        5
                                               -------------

Form 13F Information Table Entry Total:                  12
                                               -------------

Form 13F Information Table Value Total:        $  1,347,557
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                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No. Form 13F File Number         Name


    01   28-11640                     Peter W. May

    02   28-11641                     Edward P. Garden

    03   28-06499                     Sandell Asset Management Corp.

    04   28-11993                     Trian Partners GP, L.P.

    05   28-11992                     Trian Partners General Partner, LLC




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




                                               FORM 13F INFORMATION TABLE

   COLUMN 1          COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6       COLUMN 7           COLUMN 8
   --------          --------       --------   --------        --------           --------       --------          --------
                                                          /                                                    VOTING AUTHORITY
                                                VALUE       SHARES/ or SH/PUT     INVESTMENT     OTHER      -----------------------
NAME OF ISSUER     TITLE OF CLASS   CUSIP       (x$1000)    PRN AMT    PRN CALL   DISCRETION    MANAGERS     SOLE  SHARED      NONE

Wendy's Intl Inc.       COM       950590109      27,444      470,826     SH       Defined       1,2                470,826

Wendy's Intl Inc.       COM       950590109     210,506    3,611,361     SH       Defined       1,2,4,5          3,611,361

Wendy's Intl Inc.       COM       950590109     228,264    3,916,013     SH       Other         1,2,3            3,916,013

H.J. Heinz Co.          COM       423074103      36,752      891,612     SH       Defined       1,2                891,612

H.J. Heinz Co.          COM       423074103     493,485   11,971,988     SH       Defined       1,2,4,5         11,971,988

H.J. Heinz Co.          COM       423074103     221,821    5,381,400     SH       Other         1,2,3            5,381,400

Tribune Co. New         COM       896047107      10,567      325,828     SH       Defined       1,2                325,828

Tribune Co. New         COM       896047107      81,048    2,499,172     SH       Defined       1,2,4,5          2,499,172

Encore Cap Group Inc.   COM       292554102      11,990      977,156     SH       Defined       1                  977,156

Citigroup Inc.          COM       172967101       2,413       50,000     SH       Defined       1                   50,000

News Corp.              CL B      65248E203       5,045      250,000     SH       Defined       1                  250,000

placeDeerfield Triarc
   Cap Corp.            COM       244572301      18,222    1,403,847     SH       Defined       1                1,403,847
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